Risk Management and Hedging Activities - Schedule of Net Long or Short Positions Expected to be Realized (Detail)	12 Months Ended
	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl
Crude Oil [Member]
Net (Short) Position, Volume [Abstract]
Net (Short) Position (Bbls), 2013		(943,379)
Net (Short) Position (Bbls), 2014	(690,945)	(584,365)
Net (Short) Position (Bbls), 2015	(745,695)	(401,865)
Net (Short) Position (Bbls), 2016	(561,922)	(183,000)
Natural Gas [Member]
Derivative [Line Items]
Net Long (Short) Position (MMBtu), 2013		(8,887,980)
Net Long (Short) Position (MMBtu), 2014	(21,673,620)	(4,712,880)
Net Long (Short) Position (MMBtu), 2015	(9,458,975)	(5,127,155)
Net Long (Short) Position (MMBtu), 2016	(1,838,564)	0
Natural Gas Liquids [Member]
Net (Short) Position, Volume [Abstract]
Net (Short) Position (Bbls), 2013		2,593,955
Net (Short) Position (Bbls), 2014	(5,171,910)	(2,584,930)
Net (Short) Position (Bbls), 2015	(5,691,570)	(2,491,250)
Net (Short) Position (Bbls), 2016	(813,267)	0
Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Net Long (Short) Position (MMBtu), 2013		9,690,000
Net Long (Short) Position (MMBtu), 2014	21,415,000	(1,350,000)
Net Long (Short) Position (MMBtu), 2015	1,875,000	0
Net Long (Short) Position (MMBtu), 2016	0	0